General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Notes and other explanatory information [abstract]
Directors’ fees (Note 17)	$ 91	$ 64
Insurance	52	61
Office and general	48	60
Shareholder information	219	151
Professional fees	246	169
Salaries and benefits (Note 17)	548	477
Consulting	176	215
Share-based compensation expense (Notes 14 and 17)	236	156
Travel and accommodation	56	52
Depreciation	14	15
Other	5	5
Total general and administrative expenses	$ 1,691	$ 1,425